As filed with the Securities and Exchange Commission on June 28, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2016

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2016, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of -2.36%, -3.24%, and -1.10%, respectively, in each case lagging the +0.43% total return of the unmanaged S&P 500 index. The relative performance of each fund deteriorated over the course of the six-month period, and in each case this unfavorable trend continued into the early part of May 2016.

We are disappointed by our recent underperformance, which was caused in part by our substantial investments in airlines, biotechnology and pharmaceutical, and information technology companies. Our weighting in each of these areas significantly exceeds the associated index weighting for reasons we will discuss in greater detail below. Our underperformance during the six months ended April 30, 2016 was exacerbated by our significant underweight positions in consumer staples, energy, materials, telecommunication services, and utilities stocks. Each of these sectors outperformed the S&P 500 index during this period. Effectively, our portfolios have been out of sync with recent market trends. While our bottom-up stock selection approach can result in significant underperformance in periods such as these, we continue to believe it can generate superior results for our shareholders over the long term.

Real U.S. GDP grew 2.4% in 2015, a continuation of the moderate economic growth experienced over the past several years. Consumer spending is being supported by a strong labor market, modest wage growth, low inflation, and healthy household balance sheets underpinned by strong housing and financial asset prices. Anemic growth in Europe and Japan, slowing growth in China, and economic challenges in many other countries with commodity-driven economies such as Russia, Brazil, and the Gulf states negatively impacted U.S. exporters in areas such as information technology and industrials.

Commodity prices declined during the early part of the six-month period ended April 30, 2016, before recovering during the latter part of the period. West Texas Intermediate crude oil, which troughed at $26 per barrel on February 11th, subsequently rallied 75% to end April at $46 per barrel, leading energy stocks to significantly outperform the S&P 500 index.

The yield on the U.S. 10-Year Treasury bond unexpectedly declined during the period as a weakening global economic outlook and significant volatility in financial markets worldwide led the Federal Reserve to delay its plans to raise interest rates in 2016. Central banks in Europe, Japan, and several other countries eased monetary policy by lowering interest rates, into negative territory in some cases, and expanding their asset purchase programs.

While large capitalization growth stocks outperformed in 2015, defensive sectors such as consumer staples, telecommunication services, and utilities have led the market in calendar 2016. Biotechnology stocks, which had outperformed the S&P 500 index by roughly 200 percentage points between February 2011 and July 2015, corrected sharply, with the NYSE ARCA Biotechnology Index declining 25% between December 31, 2015 and February 11, 2016. Smaller

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

capitalization biotechnology stocks, including a number of holdings in the Aggressive Growth Fund and, to a lesser extent, the Growth Fund, fared even worse.

Each of the PRIMECAP Odyssey Funds continues to be overweight in the health care, information technology, and industrials sectors, and underweight in the financials, energy, consumer staples, materials, utilities, and telecommunication services sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

From October 31, 2015 to April 30, 2016, the Stock Fund’s total return of -2.36% lagged the S&P 500’s total return of +0.43%.

Sector allocations and stock selection each detracted from the fund’s relative returns. Our positioning in consumer discretionary produced a net negative result, as retailers Ascena Retail Group (-34%) and L Brands (-15%) declined on investor concerns about slowing foot traffic to brick and mortar stores; cruise line operator Carnival (-8%) fell out of favor in spite of strong fundamentals; and Sony (-15%) declined due to weak iPhone sales (Sony supplies image sensors for the iPhone) and an earthquake in Japan. The fund’s underperformance in industrials was primarily driven by its airline holdings, especially American Airlines Group (-25%) and, to a lesser extent, Southwest Airlines (-3%). Overweight positions in healthcare and information technology further detracted from the fund’s relative returns, while stock selection in these sectors was neutral. In information technology, the enterprise data storage systems and wireless communications infrastructure markets were extremely weak, leading to losses in NetApp (-29%), Ericsson (-14%), and Keysight (-21%). While the aforementioned weakness in iPhone sales negatively affected several of the fund’s investments, the impact on the fund’s returns was a net positive due to the benefit from its zero weighting in Apple (-21%). The fund’s underweight position in consumer staples was only partially offset by strong stock selection, notably Tyson Foods (+49%). Underweight positions in energy, materials, telecommunication services, and utilities negatively impacted the fund’s relative performance.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 26.1% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/16	Ending % of Total Portfolio*
JPMorgan Chase & Co.	3.7
Eli Lilly and Company	3.7
Southwest Airlines Co.	2.8
FedEx Corporation	2.7
Amgen Inc.	2.6
Carnival Corporation	2.3
Wells Fargo & Company	2.3
Hewlett Packard Enterprise Co.	2.1
Roche Holding Ltd.	2.0
American Airlines Group, Inc.	1.9
Total % of Portfolio	26.1%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

From October 31, 2015 to April 30, 2016, the Growth Fund’s total return was -3.24%, below the S&P 500’s total return of +0.43% and the Russell 1000 Growth Index’s total return of -1.37%.

Stock selection and sector allocations each contributed to the fund’s underperformance. The fund’s 11% average weighting in biotechnology stocks detracted significantly from relative returns, as these holdings collectively declined 12%. Larger capitalization holdings such as Amgen (+1%) and Biogen (-5%) fared better than smaller capitalization holdings such as Seattle Genetics (-14%), ImmunoGen (-41%), and BioMarin (-28%). Significant positive contributions from medical device manufacturers ABIOMED (+32%) and Insulet (+11%) reduced the fund’s losses in healthcare. The fund’s airline holdings detracted from relative results, as the impact of losses in American Airlines Group (-25%) and United Continental Holdings (-24%) was greater than the gains generated by the fund’s position in Virgin America (+56%), which agreed to be acquired by Alaska Airlines. In consumer discretionary, losses in cruise lines (Norwegian Cruise Line Holdings -23%, Royal Caribbean Cruises -21%, Carnival -8%) and retailers (L Brands -15%, Ascena Retail Group -34%) were partially offset by strong gains in Dreamworks Animation (+97%), which agreed to be acquired by Comcast. In information technology, the fund’s outperformance in software (Adobe Systems +6%, Ellie Mae +15%) and its zero weighting in Apple (-21%) more

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

than offset weakness in communications equipment, internet, IT services, and semiconductors. Underweight positions in consumer staples, energy, materials, telecommunication services, and utilities detracted from the fund’s relative results.

The top 10 holdings, which collectively represented 27.6% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/16	Ending % of Total Portfolio*
Eli Lilly & Company	3.8
Amgen Inc.	3.4
Seattle Genetics, Inc.	3.2
ABIOMED, Inc.	3.0
American Airlines Group, Inc.	2.6
Alphabet Inc. – Class A and C	2.6
Biogen Inc.	2.4
Roche Holding Ltd.	2.3
Adobe Systems Incorporated	2.2
Southwest Airlines Co.	2.1
Total % of Portfolio	27.6%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

From October 31, 2015 to April 30, 2016, the Aggressive Growth Fund’s total return of -1.10% trailed the S&P 500’s total return of +0.43%, but exceeded the Russell Midcap Growth Index’s total return of -1.54%.

After outperforming by nearly 5 percentage points in November and December 2015 due to strong gains in healthcare, the Aggressive Growth Fund declined 10% in January, nearly 6 percentage points below the S&P 500 index return, as a number of the fund’s smaller capitalization healthcare holdings declined precipitously and the fund’s airline, cruise line, and information technology holdings underperformed. While the net impact of the fund’s positions in healthcare was positive for the six months ended April 30, 2016, the fund’s 12% average weighting in airlines detracted significantly from relative returns due to large losses in American Airlines Group (-25%), United Continental Holdings (-24%), JetBlue Airways (-20%), and Delta Air Lines (-18%). In information technology, strong selection in software (Ellie Mae +15%, Rubicon

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Project +28%) and the fund’s zero weighting in Apple (-21%) more than offset weakness in internet (comScore -28%), while strong gains in certain of the fund’s other information technology holdings (NVIDIA +26%, Ruckus Wireless +22%, Cray +28%, Universal Display +70%) offset losses in others (Micron -35%, NetApp -29%, Blackberry -3%). In healthcare, most of the fund’s relative outperformance was due to Dyax (+40%), which was acquired by Shire, ABIOMED (+32%), Nektar Therapeutics (+32%), and Affymetrix (+52%), which was acquired by Thermo Fisher Scientific. Underperformance related to the fund’s underweight position in telecommunication services was amplified by losses in Sprint (-27%), which is undergoing a significant restructuring as it seeks to deploy its vast spectrum holdings. Selection in consumer discretionary added to relative results, as Dreamworks (+97%) more than offset losses in Royal Caribbean Cruises (-21%) and Sony (-15%). Financials added to relative returns due to the fund’s underweight position in the sector as well as gains in MarketAxess Holdings (+22%). Underweight positions in consumer staples, energy, materials, telecommunication service, and utilities detracted from the fund’s relative results.

The top 10 holdings, which collectively represented 28.5% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/16	Ending % of Total Portfolio*
ABIOMED, Inc.	3.8
Dreamworks Animation SKG, Inc. Class A	3.5
Ellie Mae, Inc.	3.5
Nektar Therapeutics	2.9
Sony Corporation Sponsored ADR	2.9
Blackberry Limited	2.5
American Airlines Group, Inc.	2.5
Delta Air Lines, Inc.	2.3
United Continental Holdings, Inc.	2.3
Alphabet Inc.	2.3
Total % of Portfolio	28.5%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

We are neither overly optimistic nor overly pessimistic about the outlook for the U.S. equity market. The S&P 500 index trades for approximately 16.5x forward earnings per share and offers

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

a dividend yield in excess of 2%. We continue to believe that stocks represent a more attractive investment than bonds at current prices. Within the U.S. equity market, we find certain sectors to be overvalued, notably consumer staples (21x forward price-to-earnings) and utilities (18x forward price-to-earnings), though we find other sectors and stocks, including many of the funds’ investments in healthcare, information technology, and airlines, to be attractively valued.

The funds remain overweight in the healthcare sector. We believe the recent correction in biotechnology and pharmaceutical stocks, driven in large part by heightened concerns regarding drug pricing and reimbursement, has led many to ignore their favorable long-term growth prospects. Aging populations worldwide and rising living standards in emerging markets should support demand growth in excess of global GDP over the next several decades, while the rapidly declining cost of genetic sequencing is enabling the development of novel, highly targeted therapies for a variety of diseases. In spite of the near-term uncertainty and current political rhetoric over drug pricing, we believe that companies which develop novel therapies that extend lives and represent meaningful advancements will ultimately receive favorable pricing and reimbursement for their products.

We also continue to find airline stocks to be attractive investments. Capacity growth and unit price declines have led many to fear that the profits airlines are currently generating will not be sustained. While we acknowledge that the airline industry is competitive, we do not believe that recent trends represent a cause for alarm. Industry capacity utilization remains high and should be supported by secular growth trends going forward. Many of our airline holdings also trade at among the lowest price-to-earnings multiples in the S&P 500.

The funds remain underweight the energy sector. To date, we have found few compelling investments within the sector, as the valuations of many companies require a further rebound in oil prices to be attractive. While such a scenario is possible, we do not want to invest with a thesis predicated on higher oil prices.

In conclusion, we remain committed to our investment philosophy, which is to invest in attractively priced individual stocks for the long term. This “bottom-up” approach often results in portfolios that bear little resemblance to market indices; therefore, our results can deviate substantially from such indices. Furthermore, our long-term investment horizon results in low portfolio turnover, which creates the possibility for extended periods of underperformance when the stocks in our portfolio fall out of favor. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

May 6, 2016

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The NYSE ARCA Biotechnology Index is an equal-dollar weighted index comprised of publicly traded companies that are a part of the biotechnology industry and that are primarily involved in the use of biological processes to develop products or provide services. You cannot invest directly in an index.

Earnings per share (EPS) is calculated by taking the total earnings divided by the number of shares outstanding. Price-to-earnings (PE) ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2005 to April 30, 2016, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2016
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	-1.67%	10.62%	7.47%	8.96%
S&P 500*	1.21%	11.02%	6.91%	7.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2005 to April 30, 2016, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2016
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	-1.57%	10.23%	8.09%	9.62%
S&P 500*	1.21%	11.02%	6.91%	7.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2005 to April 30, 2016, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2005 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2016
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	-4.77%	13.79%	11.16%	12.26%
S&P 500*	1.21%	11.02%	6.91%	7.61%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	12.6%
Consumer Staples	1.7%
Energy	1.0%
Financials	11.6%
Health Care	20.2%
Industrials	15.6%
Information Technology	27.4%
Materials	1.4%
Telecommunication Services	0.2%
Utilities	0.3%
Short-Term Investments, net of Other Liabilities	8.0%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	13.4%
Consumer Staples	0.4%
Energy	0.6%
Financials	6.4%
Health Care	31.1%
Industrials	12.3%
Information Technology	30.9%
Materials	0.8%
Telecommunication Services	0.0%
Rights (Health Care)	0.0%
Short-Term Investments, net of Other Liabilities	4.1%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2016. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	17.2%
Consumer Staples	0.0%
Energy	0.5%
Financials	3.0%
Health Care	27.6%
Industrials	13.6%
Information Technology	32.2%
Materials	0.8%
Telecommunication Services	1.2%
Rights (Health Care)	0.1%
Short-Term Investments, net of Other Liabilities	3.8%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2016. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS – 92.0%
Consumer Discretionary – 12.6%
4,100,000	Ascena Retail Group, Inc. (a)	$36,121,000
73,200	Bed Bath & Beyond, Inc.	3,456,504
1,644,100	CarMax, Inc. (a)	87,055,095
2,624,600	Carnival Corp.	128,736,630
211,967	Comcast Corp. – Class A	12,879,115
353,000	Garmin Ltd.	15,048,390
813,600	L Brands, Inc.	63,696,744
595,382	Las Vegas Sands Corp.	26,881,497
10,000	McDonald’s Corp.	1,264,900
60,000	Newell Rubbermaid, Inc.	2,732,400
1,422,000	Ross Stores, Inc.	80,741,160
331,000	Royal Caribbean Cruises Ltd.	25,619,400
3,700,000	Sony Corp. – ADR	89,170,000
193,400	TJX Cos., Inc.	14,663,588
1,305,200	Tribune Media Co. – Class A	50,315,460
1,816,600	Tribune Publishing Co. (b)	20,582,078
165,000	V.F. Corp.	10,403,250
225,000	Walt Disney Co. (The)	23,233,500

		692,600,711

Consumer Staples – 1.7%
258,000	CVS Health Corp.	25,929,000
70,000	Kellogg Co.	5,376,700
150,000	PepsiCo, Inc.	15,444,000
695,000	Tyson Foods, Inc. – Class A	45,744,900

		92,494,600

Energy – 1.0%
20,000	EOG Resources, Inc.	1,652,400
95,000	Exxon Mobil Corp.	8,398,000
45,000	National Oilwell Varco, Inc.	1,621,800
60,000	Range Resources Corp.	2,646,600
266,834	Schlumberger Ltd.	21,437,444
800,000	Southwestern Energy Co. (a)	10,744,000
751,300	Transocean Ltd.	8,324,404

		54,824,648

Financials – 11.6%
75,000	American Express Co.	4,907,250
3,309,900	Charles Schwab Corp. (The)	94,034,259
387,963	CME Group, Inc.	35,657,679

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Financials (continued)
696,000	Discover Financial Services	$39,163,920
3,239,400	JPMorgan Chase & Co.	204,730,080
634,950	Marsh & McLennan Cos., Inc.	40,097,093
281,600	Mercury General Corp.	14,896,640
435,800	Northern Trust Corp.	30,976,664
1,232,600	Progressive Corp. (The)	40,182,760
2,564,808	Wells Fargo & Co.	128,189,104

		632,835,449

Health Care – 20.2%
1,185,900	Abbott Laboratories	46,131,510
238,000	AbbVie, Inc.	14,518,000
1,257,000	Agilent Technologies, Inc.	51,436,440
888,500	Amgen, Inc.	140,649,550
2,254,600	AstraZeneca PLC – ADR	65,293,216
329,400	Biogen, Inc. (a)	90,581,706
117,900	Boston Scientific Corp. (a)	2,584,368
2,674,000	Eli Lilly & Co.	201,967,220
266,735	GlaxoSmithKline PLC – ADR	11,445,599
421,600	Johnson & Johnson	47,252,928
569,600	Medtronic PLC	45,083,840
1,775,000	Merck & Co., Inc.	97,341,000
667,250	Novartis AG – ADR	50,690,982
1,060,391	PerkinElmer, Inc.	53,464,914
435,044	Roche Holding AG – CHF	109,974,117
344,000	Sanofi – ADR	14,138,400
436,000	Thermo Fisher Scientific, Inc.	62,893,000

		1,105,446,790

Industrials – 15.6%
1,200,000	AECOM (a)	38,988,000
1,388,500	Airbus Group SE – EUR	86,824,972
95,200	Alaska Air Group, Inc.	6,704,936
3,090,100	American Airlines Group, Inc.	107,195,569
186,800	Boeing Co. (The)	25,180,640
138,975	C.H. Robinson Worldwide, Inc.	9,863,056
267,000	Caterpillar, Inc.	20,751,240
320,000	CSX Corp.	8,726,400
228,000	Curtiss-Wright Corp.	17,460,240
803,919	Deere & Co.	67,617,627
911,900	FedEx Corp.	150,563,809

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Industrials (continued)
161,950	Honeywell International, Inc.	$18,506,026
566,400	Jacobs Engineering Group, Inc. (a)	25,250,112
199,761	Matson, Inc.	7,766,708
275,000	Norfolk Southern Corp.	24,780,250
190,000	Pentair PLC	11,035,200
107,000	Republic Services, Inc.	5,036,490
844,700	Ritchie Bros. Auctioneers, Inc.	24,234,443
53,400	Rockwell Automation, Inc.	6,059,298
157,600	Safran S.A. – EUR	10,858,325
3,480,500	Southwest Airlines Co.	155,265,105
100,000	Tyco International PLC	3,852,000
181,700	United Parcel Service, Inc. – Class B	19,091,219
56,000	United Technologies Corp.	5,844,720

		857,456,385

Information Technology – 27.4%
1,040,000	Activision Blizzard, Inc.	35,848,800
509,600	Adobe Systems, Inc. (a)	48,014,512
35,000	Alphabet, Inc. – Class A (a)	24,775,800
35,000	Alphabet, Inc. – Class C (a)	24,255,350
651,800	Analog Devices, Inc.	36,709,376
1,687,500	Applied Materials, Inc.	34,543,125
3,527,700	Cisco Systems, Inc.	96,976,473
750,000	Corning, Inc.	14,002,500
675,000	Diebold, Inc.	17,732,250
2,930,000	eBay, Inc. (a)	71,579,900
668,700	EMC Corp.	17,459,757
6,887,600	Hewlett Packard Enterprise Co.	114,747,416
7,654,800	HP, Inc.	93,924,396
1,474,600	Intel Corp.	44,650,888
2,381,800	Keysight Technologies, Inc. (a)	62,117,344
972,500	KLA-Tencor Corp.	68,016,650
8,801,300	L.M. Ericsson Telephone Co. – ADR	71,202,517
49,000	MasterCard, Inc. – Class A	4,752,510
1,923,100	Microsoft Corp.	95,904,997
4,218,500	NetApp, Inc.	99,725,340
1,534,924	NeuStar, Inc. – Class A (a)	36,055,365
558,000	NVIDIA Corp.	19,825,740
1,783,000	PayPal Holdings, Inc. (a)	69,857,940
872,505	QUALCOMM, Inc.	44,078,952
509,400	SanDisk Corp.	38,271,222

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Information Technology (continued)
460,000	Teradyne, Inc.	$8,698,600
1,647,800	Texas Instruments, Inc.	93,990,512
396,400	Visa, Inc. – Class A	30,617,936
2,295,000	Yahoo!, Inc. (a)	83,997,000

		1,502,333,168

Materials – 1.4%
187,400	Celanese Corp. – Series A	13,249,180
31,560	Chemours Co. (The)	287,827
445,000	Dow Chemical Co. (The)	23,411,450
157,800	E.I. du Pont de Nemours & Co.	10,400,598
65,000	Greif, Inc. – Class A	2,255,500
25,000	Lyondellbasell Industries N.V. – Class A	2,066,750
135,900	Monsanto Co.	12,731,112
86,900	Potash Corp. of Saskatchewan, Inc.	1,539,868
274,490	Schweitzer-Mauduit International, Inc.	9,439,711
20,000	Sensient Technologies Corp.	1,345,000

		76,726,996

Telecommunication Services – 0.2%
316,270	AT&T, Inc.	12,277,602

Utilities – 0.3%
372,379	Public Service Enterprise Group, Inc.	17,177,843

TOTAL COMMON STOCKS (Cost $4,168,546,689)		$5,044,174,192

SHORT-TERM INVESTMENTS – 8.7%
474,449,343	Dreyfus Treasury Prime Cash Management Fund – 0.16% (c)	474,449,343

TOTAL SHORT-TERM INVESTMENTS (Cost $474,449,343)		474,449,343

TOTAL INVESTMENTS (Cost $4,642,996,032) – 100.7%		5,518,623,535
Liabilities in Excess of Other Assets – (0.7)%		(36,136,192)

TOTAL NET ASSETS – 100.0%		$5,482,487,343

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS – 95.9%
Consumer Discretionary – 13.4%
2,145,000	Ascena Retail Group, Inc. (a)	$18,897,450
154,200	Bed Bath & Beyond, Inc.	7,281,324
2,244,300	CarMax, Inc. (a)	118,835,685
1,975,746	Carnival Corp.	96,910,341
2,850,000	DreamWorks Animation SKG, Inc. – Class A (a)	113,772,000
587,500	Gildan Activewear, Inc.	18,247,750
1,514,598	L Brands, Inc.	118,577,877
557,099	Las Vegas Sands Corp.	25,153,020
1,700,000	Norwegian Cruise Line Holdings Ltd. (a)	83,113,000
136,600	Ross Stores, Inc.	7,756,148
717,371	Royal Caribbean Cruises Ltd.	55,524,515
1,658,127	Shutterfly, Inc. (a)	76,240,680
3,900,000	Sony Corp. – ADR	93,990,000
126,000	TJX Cos., Inc.	9,553,320

		843,853,110

Consumer Staples – 0.4%
332,100	Blue Buffalo Pet Products, Inc. (a)	8,222,796
152,000	CVS Health Corp.	15,276,000

		23,498,796

Energy – 0.6%
80,000	EOG Resources, Inc.	6,609,600
70,000	Frank’s International N.V.	1,165,500
70,000	National Oilwell Varco, Inc.	2,522,800
70,000	Range Resources Corp.	3,087,700
104,300	Schlumberger Ltd.	8,379,462
575,000	Southwestern Energy Co. (a)	7,722,250
872,000	Transocean Ltd.	9,661,760

		39,149,072

Financials – 6.4%
3,595,223	Charles Schwab Corp. (The)	102,140,285
106,000	CME Group, Inc.	9,742,460
241,000	Discover Financial Services	13,561,070
4,596,000	E*TRADE Financial Corp. (a)	115,727,280
1,380,000	JPMorgan Chase & Co.	87,216,000
390,350	Marsh & McLennan Cos., Inc.	24,650,603
600,000	Progressive Corp. (The)	19,560,000
625,000	Wells Fargo & Co.	31,237,500

		403,835,198

Health Care – 31.1%
852,018	Abbott Laboratories	33,143,500
1,934,800	ABIOMED, Inc. (a)	187,946,472

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Health Care (continued)
3,731,600	Accuray, Inc. (a)	$20,001,376
311,300	Agilent Technologies, Inc.	12,738,396
122,800	Alkermes PLC	4,881,300
1,369,100	Amgen, Inc.	216,728,530
831,500	AstraZeneca PLC – ADR	24,080,240
539,500	Biogen, Inc. (a)	148,357,105
376,200	BioMarin Pharmaceutical, Inc. (a)	31,856,616
1,058,800	Boston Scientific Corp. (a)	23,208,896
1,050,100	Cepheid, Inc. (a)	29,969,854
3,204,451	Eli Lilly & Co.	242,032,184
2,395,543	Epizyme, Inc. (a)	24,961,558
463,400	Illumina, Inc. (a)	62,554,366
6,741,054	ImmunoGen, Inc. (a) (b)	46,176,220
2,722,221	Insulet Corp. (a)	90,649,959
307,337	Johnson & Johnson	34,446,331
494,150	Medtronic PLC	39,111,973
700,000	Merck & Co., Inc.	38,388,000
578,000	Momenta Pharmaceuticals, Inc. (a)	5,496,780
5,888,356	Nektar Therapeutics (a)	92,329,422
516,750	Novartis AG – ADR	39,257,498
220,000	NuVasive, Inc. (a)	11,646,800
363,000	OraSure Technologies, Inc. (a)	2,606,340
322,000	PerkinElmer, Inc.	16,235,240
3,276,614	QIAGEN N.V. (a)	73,592,750
586,500	Roche Holding AG – CHF	148,260,450
5,701,862	Seattle Genetics, Inc. (a)	202,302,064
316,000	Thermo Fisher Scientific, Inc.	45,583,000
105,000	Waters Corp. (a)	13,666,800

		1,962,210,020

Industrials – 12.3%
1,325,000	AECOM (a)	43,049,250
737,700	Airbus Group SE – EUR	46,129,479
4,764,701	American Airlines Group, Inc.	165,287,478
430,100	Avis Budget Group, Inc. (a)	10,795,510
120,775	C.H. Robinson Worldwide, Inc.	8,571,402
138,000	Caterpillar, Inc.	10,725,360
146,000	CIRCOR International, Inc.	8,241,700
271,000	Curtiss-Wright Corp.	20,753,180
1,245,000	Delta Air Lines, Inc.	51,879,150
70,000	Expeditors International of Washington, Inc.	3,472,700
200,000	FedEx Corp.	33,022,000
179,000	IDEX Corp.	14,660,100
1,150,794	Jacobs Engineering Group, Inc. (a)	51,302,397
1,227,550	JetBlue Airways Corp. (a)	24,293,214

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Industrials (continued)
489,000	Ritchie Bros. Auctioneers, Inc.	$14,029,410
2,997,700	Southwest Airlines Co.	133,727,397
1,790,900	United Continental Holdings, Inc. (a)	82,041,129
86,000	United Parcel Service, Inc. – Class B	9,036,020
747,139	Virgin America, Inc. (a)	41,608,171

		772,625,047

Information Technology – 30.9%
1,491,500	Adobe Systems, Inc. (a)	140,529,130
1,478,000	Alibaba Group Holding Ltd. – ADR (a)	113,717,320
116,067	Alphabet, Inc. – Class A (a)	82,161,508
115,530	Alphabet, Inc. – Class C (a)	80,063,445
137,000	Analog Devices, Inc.	7,715,840
51,700	Applied Materials, Inc.	1,058,299
272,517	ASML Holding N.V.	26,325,142
14,230,850	BlackBerry Ltd. (a)	100,469,801
1,515,900	Cisco Systems, Inc.	41,672,091
350,000	Corning, Inc.	6,534,500
1,320,100	Cree, Inc. (a)	32,355,651
109,300	eBay, Inc. (a)	2,670,199
250,000	Electronic Arts, Inc. (a)	15,462,500
767,000	Ellie Mae, Inc. (a)	64,121,200
1,718,700	EMC Corp.	44,875,257
84,000	F5 Networks, Inc. (a)	8,799,000
4,858,700	Flextronics International Ltd. (a)	59,033,205
664,118	FormFactor, Inc. (a)	5,113,709
2,936,700	Hewlett Packard Enterprise Co.	48,925,422
3,279,700	HP, Inc.	40,241,919
1,621,200	Intel Corp.	49,089,936
105,000	Intuit, Inc.	10,593,450
660,000	Jabil Circuit, Inc.	11,457,600
983,150	Keysight Technologies, Inc. (a)	25,640,552
746,000	KLA-Tencor Corp.	52,175,240
7,117,800	L.M. Ericsson Telephone Co. – ADR	57,583,002
5,083,800	Micron Technology, Inc. (a)	54,650,850
2,460,400	Microsoft Corp.	122,700,148
3,667,354	NetApp, Inc.	86,696,249
1,653,100	NeuStar, Inc. – Class A (a)	38,831,319
2,030,000	Nuance Communications, Inc. (a)	34,875,400
695,000	NVIDIA Corp.	24,693,350
34,300	PayPal Holdings, Inc. (a)	1,343,874
905,800	QUALCOMM, Inc.	45,761,016
160,000	Rambus, Inc. (a)	1,859,200
1,505,200	SanDisk Corp.	113,085,676

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,945,300	Stratasys Ltd. (a)	$47,601,491
1,802,895	Texas Instruments, Inc.	102,837,131
1,053,200	Trimble Navigation Ltd. (a)	25,224,140
1,050,000	Visa, Inc. – Class A	81,102,000
389,150	VMware, Inc. – Class A (a)	22,146,526
530,000	Yahoo!, Inc. (a)	19,398,000

		1,951,191,288

Materials – 0.8%
394,500	Monsanto Co.	36,956,760
100,000	Praxair, Inc.	11,746,000

		48,702,760

Telecommunication Services – 0.0%
66,725	AT&T, Inc.	2,590,264

TOTAL COMMON STOCKS (Cost $4,493,478,025)		$6,047,655,555

RIGHTS – 0.0%

Health Care – 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	33,300

TOTAL RIGHTS (Cost $21,191)		33,300

SHORT-TERM INVESTMENTS – 4.5%
286,352,540	Dreyfus Treasury Prime Cash Management Fund – 0.16% (e)	286,352,540

TOTAL SHORT-TERM INVESTMENTS (Cost $286,352,540)		286,352,540

TOTAL INVESTMENTS (Cost $4,779,851,756) – 100.4%		6,334,041,395
Liabilities in Excess of Other Assets – (0.4)%		(24,642,801)

TOTAL NET ASSETS – 100.0%		$6,309,398,594

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2016 (Unaudited)

Shares		Value
COMMON STOCKS – 96.1%
Consumer Discretionary – 17.2%
8,000	Aaron’s, Inc.	$209,680
2,256,600	Ascena Retail Group, Inc. (a)	19,880,646
1,771,489	Boot Barn Holdings, Inc. (a) (b)	14,526,210
2,073,000	CarMax, Inc. (a)	109,765,350
8,618,500	Chegg, Inc. (a) (b)	39,127,990
5,706,700	DreamWorks Animation SKG, Inc. – Class A (a) (b)	227,811,464
20,300	Francesca’s Holdings, Corp. (a)	336,980
313,500	Gildan Activewear, Inc.	9,737,310
232,500	IMAX Corp. (a)	7,440,000
1,020,000	Lions Gate Entertainment Corp.	22,644,000
300,000	Norwegian Cruise Line Holdings, Ltd. (a)	14,667,000
35,900	Ollie’s Bargain Outlet Holdings, Inc. (a)	949,555
1,598,201	Royal Caribbean Cruises Ltd.	123,700,757
3,043,600	Shutterfly, Inc. (a) (b)	139,944,728
7,605,000	Sony Corp. – ADR	183,280,500
251,990	Tesla Motors, Inc. (a)	60,669,113
2,049,500	Tribune Media Co. – Class A	79,008,225
1,395,251	Tribune Publishing Co.	15,808,194
3,085,000	Tuesday Morning Corp. (a) (b)	26,777,800

		1,096,285,502

Consumer Staples – 0.0%
12,000	Post Holdings, Inc. (a)	862,080

Energy – 0.5%
545,400	Cabot Oil & Gas Corp.	12,762,360
40,000	EOG Resources, Inc.	3,304,800
85,800	National Oilwell Varco, Inc.	3,092,232
7,000	Range Resources Corp.	308,770
2,700,000	Rex Energy Corp. (a)	2,727,000
3,866	Schlumberger Ltd.	310,594
1,100,382	Transocean Ltd.	12,192,233

		34,697,989

Financials – 3.0%
243,600	CME Group, Inc.	22,389,276
199,900	Discover Financial Services	11,248,373
1,590,000	E*TRADE Financial Corp. (a)	40,036,200
905,820	MarketAxess Holdings, Inc.	111,198,463
107,000	Progressive Corp. (The)	3,488,200

		188,360,512

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Health Care – 27.6%
2,145,000	Abaxis, Inc. (b)	$97,211,400
1,503,300	Abbott Laboratories	58,478,370
2,542,173	ABIOMED, Inc. (a) (b)	246,946,685
3,630,900	Accuray, Inc. (a)	19,461,624
1,013,528	Alkermes PLC (a)	40,287,738
3,850,000	Arbutus Biopharma Corp. (a) (b)	19,057,500
385,000	Avalanche Biotechnologies, Inc. (a)	2,171,400
346,400	Axovant Sciences Ltd. (a)	4,503,200
292,000	Biogen, Inc. (a)	80,297,080
606,500	BioMarin Pharmaceutical, Inc. (a)	51,358,420
99,000	Boston Scientific Corp. (a)	2,170,080
531,550	Cardica, Inc. (a) (b)	1,807,270
1,029,700	Cepheid, Inc. (a)	29,387,638
7,800,000	Cerus Corp. (a) (b)	48,828,000
461,660	Charles River Laboratories International, Inc. (a)	36,595,788
1,106,500	Eli Lilly & Co.	83,573,945
3,541,784	Epizyme, Inc. (a) (b)	36,905,389
3,775,000	Exact Sciences Corp. (a)	26,500,500
419,800	Flex Pharma, Inc. (a)	4,601,008
2,871,132	Fluidigm Corp. (a) (b)	27,505,445
113,000	Illumina, Inc. (a)	15,253,870
3,857,750	ImmunoGen, Inc. (a)	26,425,588
2,068,956	Insulet Corp. (a)	68,896,235
1,791,583	Momenta Pharmaceuticals, Inc. (a)	17,037,954
11,812,330	Nektar Therapeutics (a) (b)	185,217,334
5,285,582	Novadaq Technologies, Inc. (a) (b)	59,198,518
505,000	NuVasive, Inc. (a)	26,734,700
164,100	OncoMed Pharmaceuticals, Inc. (a)	2,034,840
1,617,100	OraSure Technologies, Inc. (a)	11,610,778
23,300	Penumbra, Inc. (a)	1,269,850
2,329,000	Pfenex, Inc. (a) (b)	19,004,640
5,166,114	QIAGEN N.V. (a)	116,030,921
426,400	Roche Holding AG – CHF	107,789,013
3,939,900	Seattle Genetics, Inc. (a)	139,787,652
3,455,883	Xencor, Inc. (a) (b)	42,334,567
74,000	XenoPort, Inc. (a)	325,600

		1,756,600,540

Industrials – 13.6%
515,000	AECOM (a)	16,732,350
769,000	Alaska Air Group, Inc.	54,160,670

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Industrials (continued)
3,500	Allegiant Travel Co.	$561,995
4,600,400	American Airlines Group, Inc.	159,587,876
196,000	CIRCOR International, Inc.	11,064,200
21,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	438,480
171,400	Curtiss-Wright Corp.	13,125,812
3,559,900	Delta Air Lines, Inc.	148,341,033
57,700	Esterline Technologies Corp. (a)	3,961,682
604,500	Hawaiian Holdings, Inc. (a)	25,431,315
774,500	Hertz Global Holdings, Inc. (a)	7,171,870
967,600	Jacobs Engineering Group, Inc. (a)	43,135,608
6,630,925	JetBlue Airways Corp. (a)	131,226,006
540,000	NCI Building Systems, Inc. (a)	7,959,600
800,000	NN, Inc.	12,032,000
575,372	Ritchie Bros. Auctioneers, Inc.	16,507,422
909,000	Southwest Airlines Co.	40,550,490
477,500	Spirit Airlines, Inc. (a)	20,976,575
400	TransDigm Group, Inc. (a)	91,148
3,236,500	United Continental Holdings, Inc. (a)	148,264,065

		861,320,197

Information Technology – 32.2%
35,000	A10 Networks, Inc. (a)	208,950
1,062,100	Adobe Systems, Inc. (a)	100,071,062
906,200	Alibaba Group Holding Ltd. – ADR (a)	69,723,028
103,370	Alphabet, Inc. – Class A (a)	73,173,556
103,653	Alphabet, Inc. – Class C (a)	71,832,566
15,000	Applied Materials, Inc.	307,050
54,300	Arista Networks, Inc. (a)	3,617,466
150,000	ASML Holding N.V.	14,490,000
11,570,000	Axcelis Technologies, Inc. (a) (b)	33,090,200
735,000	Barracuda Networks, Inc. (a)	12,950,700
22,668,918	BlackBerry Ltd. (a)	160,042,561
3,273,660	comScore, Inc. (a) (b)	100,239,469
693,000	Cray, Inc. (a)	26,243,910
1,675,300	Cree, Inc. (a)	41,061,603
292,000	Digimarc Corp.	8,716,200
88,900	eBay, Inc. (a)	2,171,827
135,000	Electronic Arts, Inc. (a)	8,349,750
2,676,200	Ellie Mae, Inc. (a) (b)	223,730,320

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,780,000	EMC Corp.	$46,475,800
300,000	F5 Networks, Inc. (a)	31,425,000
1,519,322	FARO Technologies, Inc. (a) (b)	44,121,111
350,900	FEI Co.	31,237,118
300	FireEye, Inc. (a)	5,205
7,764,900	Flextronics International Ltd. (a)	94,343,535
1,530,100	FormFactor, Inc. (a)	11,781,770
3,000,915	Guidance Software, Inc. (a) (b)	15,304,666
378,000	Hewlett Packard Enterprise Co.	6,297,480
445,000	HP, Inc.	5,460,150
500,000	HubSpot, Inc. (a)	22,145,000
224,500	Intuit, Inc.	22,649,805
760,000	Jabil Circuit, Inc.	13,193,600
215,000	Keysight Technologies, Inc. (a)	5,607,200
725,400	KLA-Tencor Corp.	50,734,476
594	Knowles Corp. (a)	7,942
6,642,400	Micron Technology, Inc. (a)	71,405,800
31,019	Mobileye N.V. (a)	1,183,375
2,182,492	NetApp, Inc.	51,594,111
1,414,086	NeuStar, Inc. – Class A (a)	33,216,880
302,000	Nimble Storage, Inc. (a)	2,228,760
2,972,406	Nuance Communications, Inc. (a)	51,065,935
2,722,455	NVIDIA Corp.	96,728,826
119,000	OSI Systems, Inc. (a)	6,055,910
16,900	PayPal Holdings, Inc. (a)	662,142
676,300	QUALCOMM, Inc.	34,166,676
172,200	Rambus, Inc. (a)	2,000,964
4,042,100	Rubicon Project, Inc. (The) (a) (b)	78,295,477
2,989,732	Ruckus Wireless, Inc. (a)	41,078,918
1,090,800	SanDisk Corp.	81,951,804
8,546,150	ServiceSource International, Inc. (a) (b)	34,440,984
200,000	SMART Technologies, Inc. – Class A (a)	88,000
1,699,500	Stratasys Ltd. (a)	41,586,765
822,000	Trimble Navigation Ltd. (a)	19,686,900
11,400	Twitter, Inc. (a)	166,668
455,000	Universal Display Corp. (a)	26,531,050
300,000	VMware, Inc. – Class A (a)	17,073,000
79,580	Yahoo!, Inc. (a)	2,912,628

		2,044,931,649

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2016 (Unaudited) – continued

Shares		Value
Materials – 0.8%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	$1,953,000
284,300	Monsanto Co.	26,633,224
94,100	Potash Corp. of Saskatchewan, Inc.	1,667,452
7,697,813	Solazyme, Inc. (a) (b)	18,012,882

		48,266,558

Telecom Services – 1.2%
232	AT&T, Inc.	9,006
22,930,000	Sprint Corp. (a)	78,649,900

		78,658,906

TOTAL COMMON STOCKS (Cost $4,748,511,116)		$6,109,983,933

RIGHTS – 0.1%

Health Care – 0.1%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	8,480,089

TOTAL RIGHTS (Cost $675,162)		8,480,089

SHORT-TERM INVESTMENTS – 4.7%
296,833,073	Dreyfus Treasury Prime Cash Management Fund – 0.16% (e)	296,833,073

TOTAL SHORT-TERM INVESTMENTS (Cost $296,833,073)		296,833,073

TOTAL INVESTMENTS (Cost $5,046,019,351) – 100.9%		6,415,297,095
Liabilities in Excess of Other Assets – (0.9)%		(56,142,517)

TOTAL NET ASSETS – 100.0%		$6,359,154,578

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2016 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost	$4,642,996,032	$4,779,851,756	$5,046,019,351

Investments, at value (unaffiliated)	$5,498,041,457	$6,287,865,175	$4,633,904,046
Investments, at value (affiliated)	20,582,078	46,176,220	1,781,393,049
Cash	504,471	—	10,347
Receivable for investment sold	2,682,963	7,058,787	5,660,546
Receivable for dividends and interest	7,244,742	5,575,078	2,640,749
Receivable for fund shares sold	9,214,299	6,045,453	4,477,276
Prepaid expenses and other assets	57,895	450,404	34,917

Total assets	5,538,327,905	6,353,171,117	6,428,120,930

LIABILITIES
Payable for investments purchased	42,042,078	30,425,136	53,362,251
Payable for fund shares repurchased	5,707,532	3,636,721	6,164,857
Payable to the advisor (Note 6)	7,243,476	8,442,576	8,368,442
Other accrued expenses and liabilities	847,476	1,268,090	1,070,802

Total liabilities	55,840,562	43,772,523	68,966,352

NET ASSETS	$5,482,487,343	$6,309,398,594	$6,359,154,578

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	234,005,384	243,750,348	205,390,942

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$23.43	$25.88	$30.96

COMPONENTS OF NET ASSETS
Paid-in capital	$4,512,406,373	$4,670,856,961	$4,658,026,450
Undistributed net investment income	27,209,814	15,733,806	—
Accumulated net realized gain	67,260,528	68,654,099	331,876,492
Net unrealized appreciation	875,610,628	1,554,153,728	1,369,251,636

Net assets	$5,482,487,343	$6,309,398,594	$6,359,154,578

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2016 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends(1)(2)	$54,712,222	$39,671,048	$16,195,360
Interest income	212,654	177,475	133,458

Total income	54,924,876	39,848,523	16,328,818

Expenses
Advisory fees	14,318,682	17,215,862	17,321,225
Shareholder servicing	1,835,951	2,123,940	1,638,726
Custody	130,878	147,483	130,535
Trustee fees	45,285	45,224	45,224
Other	736,593	798,233	694,159

Total expenses	17,067,389	20,330,742	19,829,869

Net investment income (loss)	37,857,487	19,517,781	(3,501,051)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments(3)	70,555,501	72,637,906	344,169,143
Foreign currency transactions	(60,878)	(3,503)	(2,547)
Change in unrealized appreciation/depreciation on:
Investments	(212,611,046)	(302,467,849)	(411,159,478)
Foreign currency translations	121,809	94,140	68,442

Net realized and unrealized gain (loss) on investments and foreign currency	(141,994,614)	(229,739,306)	(66,924,440)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,137,127)	$(210,221,525)	(70,425,491)

(1)	Net of foreign taxes withheld of $1,483,119, $1,451,905, and $561,965, respectively.
(2)	Includes dividend income from affiliates of $317,905, $0, and $745,646, respectively.
(3)	Includes net realized gains on sales of affiliated companies of $0, $7,326,938, and $330,232,299, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2016(1)	Year Ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$37,857,487	$59,695,178
Net realized gain (loss) on:
Investments	70,555,501	51,744,429
Foreign currency transactions	(60,878)	(71,444)
Change in unrealized appreciation/depreciation on:
Investments	(212,611,046)	155,442,989
Foreign currency translations	121,809	(59,275)

Net increase (decrease) in net assets resulting from operations	(104,137,127)	266,751,877

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(51,498,747)	(48,367,226)
Net realized gain on investments	(44,633,628)	(55,247,855)

Net decrease in net assets resulting from distributions paid	(96,132,375)	(103,615,081)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,136,107,547	2,004,472,389
Proceeds from reinvestment of distributions	64,637,312	64,917,038
Cost of shares repurchased	(644,000,767)	(639,033,439)

Net increase from capital share transactions	556,744,092	1,430,355,988

Total increase in net assets	356,474,590	1,593,492,784

NET ASSETS
Beginning of period	5,126,012,753	3,532,519,969

End of period (includes undistributed net investment income of $27,209,814 and $40,851,074, respectively	$5,482,487,343	$5,126,012,753

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	209,619,621	149,772,161

Shares sold	49,709,077	83,731,435
Shares issued on reinvestment of distributions	2,701,100	2,822,480
Shares repurchased	(28,024,414)	(26,706,455)

Increase in capital shares	24,385,763	59,847,460

Shares outstanding, end of period	234,005,384	209,619,621

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2016(1)	Year Ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$19,517,781	$30,005,329
Net realized gain (loss) on:
Investments	72,637,906	66,044,493
Foreign currency transactions	(3,503)	(138,322)
Change in unrealized appreciation/depreciation on:
Investments	(302,467,849)	245,975,541
Foreign currency translations	94,140	1,335

Net increase (decrease) in net assets resulting from operations	(210,221,525)	341,888,376

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,063,615)	(30,191,718)
Net realized gain on investments	(59,508,055)	(118,727,114)

Net decrease in net assets resulting from distributions paid	(82,571,670)	(148,918,832)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,087,930,261	2,075,669,127
Proceeds from reinvestment of distributions	78,015,380	139,731,443
Cost of shares repurchased	(818,722,050)	(850,015,666)
Other capital contributions	403,379	—

Net increase from capital share transactions	347,626,970	1,365,384,904

Total increase in net assets	54,833,775	1,558,354,448

NET ASSETS
Beginning of period	6,254,564,819	4,696,210,371

End of period (includes undistributed net investment income of $15,733,806 and $19,279,640, respectively	$6,309,398,594	$6,254,564,819

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	230,904,817	179,647,788

Shares sold	42,089,993	77,643,893
Shares issued on reinvestment of distributions	2,842,090	5,542,699
Shares repurchased	(32,086,552)	(31,929,563)

Increase in capital shares	12,845,531	51,257,029

Shares outstanding, end of period	243,750,348	230,904,817

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2016(1)	Year Ended October 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$(3,501,051)	$11,214,252
Net realized gain (loss) on:
Investments	344,169,143	425,573,920
Foreign currency transactions	(2,547)	(103,874)
Change in unrealized appreciation/depreciation on:
Investments	(411,159,478)	(136,132,060)
Foreign currency translations	68,442	(3,239)

Net increase (decrease) in net assets resulting from operations	(70,425,491)	300,548,999

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(503,546)	(10,605,768)
Net realized gain on investments	(397,233,546)	(273,260,143)

Net decrease in net assets resulting from distributions paid	(397,737,092)	(283,865,911)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	648,583,656	1,305,237,495
Proceeds from reinvestment of distributions	373,382,723	266,806,818
Cost of shares repurchased	(697,443,995)	(1,048,464,115)

Net increase from capital share transactions	324,522,384	523,580,198

Total increase (decrease) in net assets	(143,640,199)	540,263,286

NET ASSETS
Beginning of period	6,502,794,777	5,962,531,491

End of period (includes undistributed net investment income of $0 and $503,498, respectively	$6,359,154,578	$6,502,794,777

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	195,429,065	179,545,427

Shares sold	21,149,534	38,356,506
Shares issued on reinvestment of distributions	11,541,970	8,581,757
Shares repurchased	(22,729,627)	(31,054,625)

Increase in capital shares	9,961,877	15,883,638

Shares outstanding, end of period	205,390,942	195,429,065

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2016(1)		Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011

Net asset value, beginning of the period	$24.45		$23.59	$20.56	$15.75	$14.32	$13.48

Income from investment operations:
Net investment income	0.16		0.31	0.25	0.27	0.21	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		1.21	3.09	4.79	1.40	0.79

Total from investment operations	(0.57)		1.52	3.34	5.06	1.61	0.95

Less:
Dividends from net investment income	(0.24)		(0.31)	(0.24)	(0.25)	(0.18)	(0.11)
Distributions from net realized gain	(0.21)		(0.35)	(0.07)	—	—	—

Total distributions	(0.45)		(0.66)	(0.31)	(0.25)	(0.18)	(0.11)

Net asset value, end of period	$23.43		$24.45	$23.59	$20.56	$15.75	$14.32

Total return	(2.36	%)(2)	6.64%	16.45%	32.55%	11.39%	7.05%

Ratios/supplemental data:
Net assets, end of period (millions)	$5,482.5		$5,126.0	$3,532.5	$2,134.7	$1,522.2	$904.3

Ratio of expenses to average net assets	0.66	%(3)	0.65%	0.62%	0.63%	0.66%	0.66%

Ratio of net investment income to average net assets	1.45	%(3)	1.38%	1.34%	1.65%	1.57%	1.25%

Portfolio turnover rate	5	%(2)	7%	8%	15%	11%	24%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2016(1)		Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011

Net asset value, beginning of the period	$27.09		$26.14	$23.09	$16.83	$15.44	$14.70

Income from investment operations:
Net investment income	0.08		0.14	0.13	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.94)		1.62	3.45	6.26	1.42	0.71

Total from investment operations	(0.86)		1.76	3.58	6.36	1.51	0.75

Less:
Dividend from investment income	(0.10)		(0.16)	(0.08)	(0.10)	(0.06)	(0.01)
Distributions from net realized gain	(0.25)		(0.65)	(0.45)	—	(0.06)	—

Total distributions	(0.35)		(0.81)	(0.53)	(0.10)	(0.12)	(0.01)

Net asset value, end of period	$25.88		$27.09	$26.14	$23.09	$16.83	$15.44

Total return	(3.24	%)(2)	6.96%	15.82%	38.02%	9.86%	5.13%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,309.4		$6,254.6	$4,696.2	$3,661.2	$2,201.9	$1,821.9

Ratio of expenses to average net assets	0.65	%(3)	0.64%	0.63%	0.65%	0.67%	0.66%

Ratio of net investment income to average net assets	0.62	%(3)	0.53%	0.54%	0.51%	0.55%	0.26%

Portfolio turnover rate	3	%(2)	5%	10%	10%	12%	13%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2016(1)		Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012	Year Ended Oct. 31, 2011

Net asset value, beginning of the period	$33.27		$33.21	$28.71	$18.86	$16.99	$16.17

Income from investment operations:
Net investment income (loss)	(0.02)		0.06	(0.03)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.54	5.04	9.89	2.24	1.40

Total from investment operations	(0.28)		1.60	5.01	9.85	2.19	1.35

Less:
Dividend from investment income	(0.00)		(0.06)	—	—	—	—
Distributions from net realized gain	(2.03)		(1.48)	(0.51)	—	(0.32)	(0.53)

Total distributions	(2.03)		(1.54)	(0.51)	—	(0.32)	(0.53)

Net asset value, end of period	$30.96		$33.27	$33.21	$28.71	$18.86	$16.99

Total return	(1.10	%)(2)	5.13%	17.71%	52.23%	13.25%	8.50%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,359.2		$6,502.8	$5,962.5	$4,443.1	$1,541.5	$1,134.5

Ratio of expenses to average net assets	0.63	%(3)	0.62%	0.62%	0.64%	0.68%	0.68%

Ratio of net investment income (loss) to average net assets	(0.11	%)(3)	0.17%	(0.09%)	(0.23%)	(0.32%)	(0.33%)

Portfolio turnover rate	8	%(2)	15%	13%	11%	14%	11%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2016 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act. In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07 (“ASU 2015-07”), “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).” ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using net asset value per share as a practical expedient. For public business entities, ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds are considering the impact of this guidance.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Funds did not incur any interest or penalties. As of April 30, 2016, open tax years include the tax years ended October 31, 2012 through October 31, 2015. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2016 were as follows:

Fund	Purchases	Sales
Stock Fund	$817,256,845	$244,929,510
Growth Fund	$612,404,926	$185,510,775
Aggressive Growth Fund	$494,309,318	$555,277,837

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2016. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stock(1)	$5,044,174,192	$—	$—	$5,044,174,192
	Short-Term Investments	$474,449,343	—	—	474,449,343

	Total Investments in Securities	$5,518,623,535	$—	$—	$5,518,623,535

Growth Fund	Common Stock(1)	$6,047,655,555	$—	$—	$6,047,655,555
	Rights (Health Care)	—	—	33,300	33,300
	Short-Term Investments	286,352,540	—	—	286,352,540

	Total Investments in Securities	$6,334,008,095	$—	$33,300	$6,334,041,395

Aggressive Growth Fund	Common Stock(1)	$6,109,983,933	$—	$—	$6,109,983,933
	Rights (Health Care)	—	—	8,480,089	8,480,089
	Short-Term Investments	296,833,073	—	—	296,833,073

	Total Investments in Securities	$6,406,817,006	$—	$8,480,089	$6,415,297,095

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2015	$—	$—
Purchases (Received)	33,300	8,480,089
Sales	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation	—	—
Transfer into Level 3	—	—

Balance at April 30, 2016	$33,300	$8,480,089

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders, and terms of the Dyax CVR. Dyax CVR are non-tradable.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2015, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$4,031,297,153	$4,414,338,793	$4,745,210,517

Gross tax unrealized appreciation	1,247,179,388	2,112,230,741	2,336,460,292
Gross tax unrealized depreciation	(162,173,485)	(259,550,200)	(564,811,974)

Net tax unrealized appreciation	1,085,005,903	1,852,680,541	1,771,648,318

Undistributed ordinary income	43,603,068	19,664,988	503,498
Undistributed long-term capital gain	41,880,185	59,119,350	397,233,445

Total distributable earnings	85,483,253	78,784,338	397,736,943

Other accumulated gain (loss)	(138,684)	(130,051)	(94,550)

Total accumulated gain	$1,170,350,472	$1,931,334,828	$2,169,290,711

(1)	At October 31, 2015 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2016 and year ended October 31, 2015 were as follows:

	April 30, 2016		October 31, 2015
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$54,251,996	$41,880,379	$53,436,424	$50,178,657
Growth Fund	$23,451,144	$59,120,526	$47,607,189	$101,311,643
Aggressive Growth Fund	$503,546	$397,233,546	$54,284,835	$229,581,076

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2015.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2016, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of each Fund’s investments are in companies that are considered to be affiliated companies of the Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Stock Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2016
Tribune Publishing Co.	$17,148,704	$—	$—	$317,905	$—	$20,582,078

Total	$17,148,704	$—	$—	$317,905	$—	$20,582,078

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2016
Boulder Brands, Inc.(1)(2)	$27,363,321	$—	$33,971,556	$—	$7,326,938	N/A
ImmunoGen, Inc.	78,870,332	—	—	—	—	$46,176,220

Total	$106,233,653	$—	$33,971,556	$—	$7,326,938	$46,176,220

(1)	No longer an affiliate as of April 30, 2016.
(2)	Included in “Proceeds from Securities Sold” are proceeds received when Boulder Brands, Inc. was acquired in an all cash transaction.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2015	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2016
Abaxis, Inc.	$107,600,030	$94,856	$—	$471,570	$—	$97,211,400
ABIOMED, Inc.	194,489,875	158,177	8,703,348	—	6,337,647	246,946,685
Affymetrix, Inc.(1)(2)	46,064,400	—	70,098,287	—	36,997,265	N/A
Arbutus Biopharma Corp.	15,609,000	3,862,904	—	—	—	19,057,500
Axcelis Technologies, Inc.	31,640,000	659,700	—	—	—	33,090,200
Boot Barn Holdings, Inc.	20,527,500	4,620,190	343,642	—	(293,345)	14,526,210
Boulder Brands, Inc.(1)(3)	40,846,274	—	50,707,197	—	25,394,449	N/A
Cardica, Inc.	1,072,668	—	—	—	—	1,807,270
Cerus Corp	35,775,000	—	—	—	—	48,828,000
Chegg, Inc.	59,246,850	151,773	—	—	—	39,127,990
comScore, Inc.	136,624,775	2,672,567	—	—	—	100,239,469
DreamWorks Animation SKG, Inc.	115,503,608	—	—	—	—	227,811,464
Dyax, Corp.(1)(4)	211,697,992	—	286,835,096	—	263,822,454	N/A
Ellie Mae, Inc.	202,826,016	—	9,396,992	—	6,115,476	223,730,320
Epizyme, Inc.	35,771,122	8,132,675	1,377,445	—	(1,282,024)	36,905,389
FARO Technologies, Inc.	50,560,720	686,488	—	—	—	44,121,111
Fluidigm Corp.	31,036,937	—	—	—	—	27,505,445
Guidance Software, Inc.	16,172,785	727,477	—	—	—	15,304,666
Marrone Bio Innovations, Inc.	5,766,000	—	—	—	—	1,953,000
Nektar Therapeutics	138,497,142	1,855,277	—	—	—	185,217,334
Novadaq Techologies, Inc.	64,781,270	3,321,577	—	—	—	59,198,518
Pfenex, Inc.	41,547,840	372,812	—	—	—	19,004,640
Rubicon Project, Inc. (The)(5)	N/A	31,441,016	—	—	—	78,295,477
ServiceSource International, Inc.	36,245,895	295,500	—	—	—	34,440,984
Shutterfly, Inc.	127,469,931	—	576,680	—	(105,986)	139,944,728
Solazyme, Inc.	24,920,827	253,857	—	—	—	18,012,882
Tribune Publishing Co.(1)	14,784,466	—	1,199,823	274,076	(2,566,846)	N/A
Tuesday Morning Corp.	19,900,068	—	3,801,223	—	(4,186,791)	26,777,800
Xencor, Inc.(5)	N/A	18,408,706	—	—	—	42,334,567

Total	$1,826,978,991	$77,715,552	$433,039,733	$745,646	$330,232,299	$1,781,393,049

(1)	No longer an affiliate as of April 30, 2016.
(2)	Included in “Proceeds from Securities Sold” are proceeds received when Affymetrix, Inc. was acquired in an all cash transaction.
(3)	Included in “Proceeds from Securities Sold” are proceeds received when Boulder Brands, Inc. was acquired in an all cash transaction.
(4)	Included in “Proceeds from Securities Sold” are proceeds received when Dyax, Corp. was acquired. In addition to cash, Dyax Corp. shareholders also received Dyax Corp. Contingent Value Rights.
(5)	As of October 31, 2015, the company was not an affiliate.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2016 (Unaudited) – continued

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2015 through April 30, 2016.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/15)	Ending Account Value (4/30/16)	Expenses Paid During Period(1) (11/1/15 to 4/30/16)	Expense Ratio During Period(1) (11/1/15 to 4/30/16)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$976.40	$3.24	0.66%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.58	$3.32	0.66%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$967.60	$3.18	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.63	$3.27	0.65%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$989.00	$3.12	0.63%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.73	$3.17	0.63%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (182), then divided by the number of days in the fiscal year (366) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 123 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	46
Joel P. Fried	31
Alfred W. Mordecai	19
M. Mohsin Ansari	16
James Marchetti	11

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Joel P. Fried (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, Portfolio Manager, and Principal PRIMECAP Management Company
Michael J. Ricks (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company
Karen Chen (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each independent trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, Portfolio Manager, and Principal PRIMECAP Management Company	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

QUASAR DISTRIBUTORS, LLC

615 East Michigan Street, 4th Floor

Milwaukee, Wisconsin 53202

•

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/27/2016

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/27/2016

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/27/2016

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/27/2016

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/27/2016

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	6/27/2016

3